Revenue from Contract with Customers (Tables) - European Wax Center, Inc. and Subsidiaries	9 Months Ended
Sep. 25, 2021
Schedule of Changes in Contract Liabilities

Contract liabilities
Balance at December 26, 2020	$8,879
Revenue recognized that was included in the contract liability at the beginning of the year	(1,394)
Increase, excluding amounts recognized as revenue during the period	1,936
Balance at September 25, 2021	$9,421

Schedule of Revenue Expected to be Recognized in Future Related to Performance Obligations

Contract liabilities to be recognized in:	Amount
2021 (from September 26, 2021)	$594
2022	2,316
2023	1,068
2024	1,009
2025	939
Thereafter	3,495
Total	$9,421

Summary of Balances in Deferred Revenue

	September 25, 2021	December 26, 2020
Franchise fees	$7,887	$7,542
Service revenue	1,534	1,337
Total deferred revenue	9,421	8,879
Long-term portion of deferred revenue	6,785	6,528
Current portion of deferred revenue	$2,636	$2,351